Inventories - Summary of Inventories (Parenthetical) (Detail) - Aircraft	Dec. 31, 2023	Dec. 31, 2022
Phenom 300 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	3	2
Praetor 600 [Member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	2	2
Praetor 500 [Member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	1